Intangible Assets, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net
6.	Intangible Assets, Net
Intangible assets, net consisted of the following as of March 31, 2024:

	Useful Life	Gross Carrying Value	Accumulated Amortization	Net Carrying Value	Useful Life Remaining
Patents	12 Years	$2,230,570	$2,186,901	$43,669	0.25 Years
Intangible assets, net consisted of the following as of December 31, 2023:

	Useful Life	Gross Carrying Value	Accumulated Amortization	Net Carrying Value	Useful Life Remaining
Patents	12 Years	$2,230,570	$2,140,431	$90,139	0.50 Years
Amortization expense was $46,470 for each of the three months ended March 31, 2024 and 2023.
As of March 31, 2024, future amortization is as follows:

Year ending December 31:
2024 (remaining)	$43,669

4.	Intangible Assets, Net
Intangible assets, net consisted of the following as of December 31, 2023:

	Useful Life	Gross Carrying Value	Accumulated Amortization	Net Carrying Value	Useful Life Remaining
Patents	12 Years	$2,230,570	$2,140,431	$90,139	0.50 Years
Intangible assets, net consisted of the following as of December 31, 2022:

	Useful Life	Gross Carrying Value	Accumulated Amortization	Net Carrying Value	Useful Life Remaining
Patents	12 Years	$2,230,570	$1,954,550	$276,020	1.50 Years
Amortization expense was $185,881 for each of the years ended December 31, 2023 and 2022.
As of December 31, 2023, future amortization is as follows:

Year ending December 31:
2024	$90,139